Subsequent Events (Details Narrative)													3 Months Ended		6 Months Ended	9 Months Ended
	Oct. 29, 2024 USD ($) $ / shares shares	Oct. 28, 2024 USD ($)	Oct. 23, 2024 USD ($)	Oct. 11, 2024 shares	Oct. 09, 2024 USD ($) shares	Oct. 09, 2024 GBP (£) shares	Aug. 07, 2024 USD ($) shares	Aug. 06, 2024 USD ($) shares	Aug. 06, 2024 USD ($)	Aug. 05, 2024 USD ($) shares	Apr. 30, 2024 $ / shares shares	Aug. 31, 2023 shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Oct. 31, 2024 $ / shares	Jun. 24, 2024 $ / shares	Apr. 20, 2024 $ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 20, 2024 $ / shares	Dec. 31, 2023 USD ($)	Sep. 22, 2023 $ / shares	May 27, 2021 USD ($)	May 27, 2021 GBP (£)
Share price per shares | $ / shares																			$ 3.08		$ 3.47
Original principal amount																								$ 1,400,000	£ 1,000,000.0
Original issue discount								$ 1,500,000	$ 1,500,000
Convertable notes payable													$ 800,000	$ 800,000	$ 800,000	$ 800,000				$ 800,000		$ 800,000
Interest rate																								5.00%	5.00%
Issuance of shares, value													$ 1,569,000			$ 1,569,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares													$ 0.01	$ 0.01	$ 0.01	$ 0.01				$ 0.01			$ 0.01
Nirland Limited [Member]
Original issue discount													$ 1,400,000			$ 1,400,000
Senior Secured Promissory Note [Member]
Shares issued during period | shares								12,500,000
Original principal amount								$ 2,200,000	2,200,000
Original issue discount								$ 300,000	300,000
Senior Secured Promissory Note [Member] | Nirland Limited [Member]
Shares issued during period | shares								12,500,000
Original principal amount								$ 2,650,000	2,650,000
Original issue discount								500,000	500,000
Debt issued upon execution								$ 1,675,000	$ 1,675,000
Interest rate								12.00%	12.00%
Maturity date									The August 2024 Nirland Note matures in 12 months from August 5, 2024.
Warrant [Member]
Share price per shares | $ / shares													$ 18.00	$ 18.00	$ 18.00	$ 18.00				$ 18.00	$ 3.18
Common Stock [Member]
Shares issued during period | shares												6,500,000	12,500,000	74,544	74,544	12,500,000
Share price per shares | $ / shares																		$ 1.56
Original issue discount								$ 1,200,000	$ 1,200,000
Issuance of shares, value													$ 2,000			$ 2,000
Common Stock [Member] | Senior Secured Promissory Note [Member]
Original issue discount								$ 200,000	$ 200,000
Subsequent Event [Member]
Shares issued during period | shares				1,138,086							1,447,725
Share price per shares | $ / shares											$ 3.12
Maturity date					the Company entered into an agreement with the loan holder of the convertible promissory note payable (see Note 7) to extend the maturity date from September 20, 2024 to October 20, 2024 with the option for the Company to further extend the maturity date two times, each by an additional 30-day period. The Company exercised the first option to extend the maturity date and the maturity date is currently November 19, 2024.	the Company entered into an agreement with the loan holder of the convertible promissory note payable (see Note 7) to extend the maturity date from September 20, 2024 to October 20, 2024 with the option for the Company to further extend the maturity date two times, each by an additional 30-day period. The Company exercised the first option to extend the maturity date and the maturity date is currently November 19, 2024.
Maturity date					Dec. 19, 2024	Dec. 19, 2024
Payment terms for loan payment | £						£ 85,000
Cash payment | £						£ 60,000
Sale of stock			$ 3,556,586,000
Subsequent Event [Member] | Convertible Promissory Note [Member]
Shares issued during period | shares				850,000
Subsequent Event [Member] | October Two Thousand Twenty Four Nirland Note [Member]
Original principal amount		$ 600,000,000
Arrangement fee percentage		1.00%
Conversion price per share | $ / shares																	$ 0.10
Subsequent Event [Member] | October Two Thousand Twenty Four Nirland Note [Member] | Minimum [Member]
Interest rate		12.00%
Subsequent Event [Member] | October Two Thousand Twenty Four Nirland Note [Member] | Maximum [Member]
Interest rate		18.00%
Subsequent Event [Member] | Senior Secured Promissory Note [Member]
Shares issued during period | shares								12,500,000
Interest rate										18.00%
Subsequent Event [Member] | Senior Secured Promissory Note [Member] | Nirland Limited [Member]
Shares issued during period | shares										12,500,000
Original principal amount										$ 2,650,000
Original issue discount										500,000
Debt issued upon execution										1,675,000
Convertable notes payable										$ 475,000
Interest rate										12.00%
Maturity date										The Note matures in 12 months from August 5, 2024
Maturity date										Aug. 04, 2025
Subsequent Event [Member] | License Agreement [Member]
Consideration payments							$ 1,500,000
Subsequent Event [Member] | Issuance Agreement [Member]
Shares issued during period | shares							9,504,465
Subsequent Event [Member] | Bridge Loan Agreement [Member]
Original principal amount	$ 600,000,000
Interest rate	4.21%
Commitment fees	$ 600,000,000
Class of Warrant or Right, Outstanding | shares	2,862,596
Common stock closing price percentage	50.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.1048
Repayment of outstanding amount percentage	25.00%
Subsequent Event [Member] | Loan Holder One [Member]
Shares issued during period | shares				569,043
Subsequent Event [Member] | Loan Holder Two [Member]
Shares issued during period | shares				569,043
Subsequent Event [Member] | Warrant [Member]
Share price per shares | $ / shares											$ 0.125
Subsequent Event [Member] | Warrant [Member] | Directors Related Party And Management [Member]
Shares issued during period | shares											907,725
Subsequent Event [Member] | Common Stock [Member]
Shares issued during period | shares					2,000,000	2,000,000
Issuance of shares, value					$ 80,000
Common stock converted | £						£ 25,000
Additional shares issued | shares					250,000	250,000
Subsequent Event [Member] | Common Stock [Member] | Convertible Promissory Note [Member]
Shares issued during period | shares				2,781,250	2,000,000	2,000,000
Issuance of shares, value					$ 80,000